April 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated April 18, 2016 for ProShares Morningstar Alternatives Solution ETF, as filed under Rule 497 on April 15, 2016 (SEC Accession No. 0001193125-16-543380).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6578.

Sincerely,

/s/Robert J. Borzone, Jr.

Robert J. Borzone, Jr.

Vice President and Legal Counsel